Annual Fund Operating Expenses - FT Cboe Vest US Equity Deep Buffer ETF - December - FT Cboe Vest US Equity Deep Buffer ETF - December	Jan. 03, 2022
Operating Expenses:
Management Fees	0.85%
Distribution and Service (12b-1) Fees	none
Other Expenses	none
Total Annual Fund Operating Expenses	0.85%